Expenses by nature	12 Months Ended
Dec. 31, 2019
Expenses by nature [abstract]
Expenses by nature
15	Expenses by nature

Mining costs include mine production costs, milling and transport costs, royalty expenses, site administration costs but not the primary mine development costs which are capitalized and depreciated over the specific useful life or reserves related to that development and ore included in depreciation and amortization. The mining costs for the years ended December 31, 2019 and 2018 relate to the Yauricocha, Bolivar and Cusi Mines.

(a)	Mining costs

	Year ended December 31,
	2019	2018
	$	$
Employee compensation and benefits	28,986	27,458
Third party and contractors costs	60,905	46,599
Depreciation	36,084	31,409
Consumables	39,515	34,655
Changes in inventory and other	5,786	6,468
	171,276	146,589

(b)	General and administrative expenses

	Year ended December 31,
	2019	2018
	$	$
Salaries and benefits	9,763	7,333
Consulting and professional fees	2,705	3,987
Office expenses	1,539	1,507
Marketing and communication expenses	807	805
Share based compensation expense	1,174	1,542
Listing and filing fees	318	344
Director expenses	1,282	1,312
Travelling expense	596	627
Other	1,331	1,462
	19,515	18,919